TAX EXPENSE - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of income tax [Abstract]
Profit before tax	£ 6,928	£ 6,902	[1]	£ 1,226	[1]
UK corporation tax thereon	(1,316)	(1,311)		(233)
Impact of surcharge on banking profits	(339)	(439)		(107)
Non-deductible costs: conduct charges	(5)	(185)		(24)
Non-deductible costs: bank levy	(28)	(22)		(38)
Other non-deductible costs	(72)	(83)		(74)
Non-taxable income	134	40		59
Tax relief on coupons on other equity instruments	83	81		86
Tax-exempt gains on disposals	67	140		81
Tax losses where no deferred tax recognised	11	(1)		(58)
Remeasurement of deferred tax due to rate changes	(53)	954		350
Differences in overseas tax rates	(63)	(19)		15
Policyholder tax	(65)	(63)		(46)
Policyholder deferred tax asset in respect of life assurance expenses	33	(69)		49
Adjustments in respect of prior years	243	(40)		104
Tax effect of share of results of joint ventures	(3)	0		(3)
Tax (expense) credit	£ (1,373)	£ (1,017)		£ 161

[1]	1 Restated, see page F-16.